Income taxes benefit (expense) - Composition Of Recognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	$ 111,376	$ 95,193
Netting of asset and liability tax positions	(68,335)	(83,906)
Deferred tax assets	43,041	11,287	[1]
Deferred tax liabilities, gross	71,670	96,376
Deferred tax liabilities	3,335	12,470	[1]
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	25,530	47,898
Right-of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	29,077	24,615
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	17,837	1,117
Deferred tax liabilities, gross	3,071	19,884
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	25,865	13,808
Deferred tax liabilities, gross	13,008	11,393
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	11,019	7,755
Tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	612	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	1,436	0
Deferred tax liabilities, gross	0	0
Intangible assets other than goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	0	0
Deferred tax liabilities, gross	23,825	39,546
Warranty
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	6,259	938
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	$ 25,507	$ 24,615

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.